Acquired Intangibles and Goodwill Acquired Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-Lived Intangible Assets	$ 14	$ 15